Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Sep. 27, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge)
Accumulated Value	$ 9,425	$ 9,359	$ 10,094	$ 9,354	$ 9,770	$ 9,496	$ 8,958	$ 8,835	$ 9,571	$ 9,996	$ 10,223	$ 10,506
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge)
Accumulated Value	10,000	9,930	10,710	9,925	10,366	10,075	9,504	9,374	10,155	10,606	10,846	11,047
American Funds® U.S. Small and Mid Cap Equity Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class T (with sales charge)
Accumulated Value	9,747	9,678	10,448	9,675	10,105	9,822	9,265	9,138	9,900	10,339	10,573	10,866
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class F-1
Accumulated Value	10,000	9,930	10,710	9,935	10,366	10,075	9,505	9,374	10,166	10,606	10,847	11,147
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class F-2
Accumulated Value	10,000	9,930	10,710	9,925	10,366	10,075	9,504	9,374	10,155	10,606	10,846	11,147
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class F-3
Accumulated Value	10,000	9,930	10,720	9,932	10,373	10,082	9,511	9,381	10,182	10,623	10,864	11,175
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge)
Accumulated Value	9,653	9,585	10,338	9,588	10,004	9,724	9,173	9,047	9,801	10,236	10,458	10,758
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge)
Accumulated Value	10,000	9,930	10,710	9,933	10,364	10,074	9,503	9,373	10,154	10,594	10,835	11,045
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E
Accumulated Value	10,000	9,930	10,710	9,924	10,364	10,074	9,503	9,363	10,154	10,595	10,835	11,145
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (with sales charge)
Accumulated Value	9,747	9,678	10,439	9,674	10,103	9,820	9,254	9,127	9,898	10,328	10,562	10,865
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-1
Accumulated Value	10,000	9,930	10,710	9,924	10,364	10,074	9,503	9,373	10,154	10,605	10,835	11,145
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2
Accumulated Value	10,000	9,930	10,710	9,924	10,364	10,074	9,503	9,363	10,154	10,605	10,835	11,145
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3
Accumulated Value	10,000	9,930	10,720	9,930	10,371	10,081	9,510	9,379	10,171	10,622	10,862	11,173
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-1
Accumulated Value	10,000	9,930	10,720	9,932	10,373	10,082	9,511	9,380	10,182	10,623	10,864	11,174
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-2
Accumulated Value	10,000	9,920	10,710	9,925	10,366	10,075	9,504	9,384	10,175	10,616	10,866	11,167
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E
Accumulated Value	10,000	9,930	10,720	9,928	10,369	10,079	9,508	9,377	10,179	10,620	10,870	11,171
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-3
Accumulated Value	10,000	9,930	10,720	9,930	10,371	10,081	9,509	9,379	10,181	10,622	10,872	11,173
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-4
Accumulated Value	10,000	9,930	10,720	9,931	10,372	10,081	9,510	9,380	10,182	10,623	10,863	11,174
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E
Accumulated Value	10,000	9,930	10,720	9,930	10,371	10,081	9,509	9,379	10,181	10,622	10,872	11,173
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-5
Accumulated Value	10,000	9,930	10,720	9,932	10,373	10,082	9,511	9,380	10,182	10,623	10,864	11,174
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Small and Mid Cap Equity Fund — Class R-6
Accumulated Value	10,000	9,930	10,720	9,932	10,373	10,083	9,512	9,391	10,183	10,624	10,875	11,175
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,965	10,628	10,303	10,628	10,425	9,817	9,751	10,369	10,896	11,136	11,393
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500 Index
Accumulated Value	10,000	9,923	10,900	10,079	10,436	9,946	9,322	9,130	9,677	10,123	10,319	10,860
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap Index
Accumulated Value	$ 10,000	$ 9,961	$ 10,840	$ 10,077	$ 10,506	$ 10,207	$ 9,734	$ 9,634	$ 10,184	$ 10,564	$ 10,760	$ 11,029